Fair Value Measurements	3 Months Ended
Mar. 31, 2020
Fair Value Measurements
Fair Value Measurements

15. Fair Value Measurements

Recurring fair value measurements

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy	March 31,	December 31,
	Level	2020	2019
Liabilities
Accrued compensation for phantom shares	3	$1,853	$1,590
Derivative instruments:
Warrant liability - Notes 7 and 10	2	$18	$18

Accrued compensation

The fair market value at date of grant of the phantom shares was based upon the valuation of the Company determined in the bankruptcy process.  The liability will be marked-to-market on a recurring basis using a quoted price if the Company’s common stock is actively traded on a national securities market exchange or in the over the counter market. Since the common stock is not quoted, a reasonable valuation method in accordance with treasury regulations was used.

During the three months ended March 31, 2020 and 2019, non-employee members of the Company’s board of directors were granted a total of 157,500 and 315,000 phantom shares of stock, respectively, which vested upon grant, pursuant to a Non-Employee Director Phantom Stock Plan. Under the grant agreements, the phantom shares entitle the participant to a cash payment equal to the greater of the (1) grant date fair value and (2) the fair market value of one share of common stock of the Company at the date of payment. The cash payments are to be made to a participant upon the first of the following to occur: (i) retirement from the Board; (ii) resignation from the Board; (iii) failure to stand for re-election as a non-employee director of the Board; (iv) removal from the board for reasons other than cause; (v) death of the participant; or (vi) a change of control.

As of March 31, 2020 and December 31, 2019, the Company performed fair value analyses of the phantom shares. A valuation of the Company based on negotiated financing arrangements with several unrelated parties was used to determine the value at both March 31, 2020 and December 31, 2019. The phantom shares issued during 2020, 2019 and 2018 were recorded at the grant date fair value and, pursuant to the grant agreements, cannot be written-down below the grant date fair value. During the three months ended March 31, 2020 and 2019, there was no change in the fair market value of the 2015 and 2016 phantom shares issuances.

Derivative instruments

The fair values (as prescribed by GAAP) of the warrants, the Company’s only derivative instrument, were computed by independent third-party consultants (and validated by the Company) using models that require a variety of inputs, including contractual terms, market prices, exercise prices, and correlations of such inputs. In general, model inputs that are significant to the fair value measurements of the Company’s derivative instruments trade in active markets or are observable in markets that are not active, and, as such, derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company’s warrant liability was approximately $18,000 as of both March 31, 2020 and December 31, 2019 and was determined using a Monte Carlo simulation-based valuation model. The warrants have a seven-year term and an initial exercise price of $8.40 per share. The assumptions used include a risk-free interest rate of 1.74%, an expected volatility of 70%, and a dividend rate of 0%.

Items disclosed at fair value

The carrying amount and fair value of the debt as of March 31, 2020 and December 31, 2019 are disclosed in the following table (in thousands):

	March 31, 2020		December 31, 2019
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$595,376	$539,631	$553,965	$471,890

As of March 31, 2020 and December 31, 2019, the fair value of the Company’s debt was determined using level 3 inputs and the phantom shares were marked to market based on level 3 inputs. There were no changes to the Company’s valuation techniques, and no transfers in or out of Levels 1, 2, or 3.

The Company determined the fair value of the debt at March 31, 2020 and December 31, 2019 based upon assumptions used in the Purchase Agreement, which are considered level 3 inputs.